Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(1) (b1)	SCT Table Total for PEO ($)(1) (b2)	CAP to PEO ($)(1)(2)(3) (c1)	CAP to PEO ($)(1)(2)(4) (c2)	Average SCT Total for Non- PEO NEOs ($)(5) (d)	Average CAP to Non-PEO NEOs ($)(2)(5)(6) (e)	Total Share- Holder Return ($)(7) (f)	Peer Group Total Share- holder Return ($)(7) (g)	Net Income ($) (In Thousands) (h)	GAAP Combined Ratio (%) (i)
2024	6,314,664	–	5,813,139	–	1,702,268	1,648,875	154.01	161.18	207,012	103.0
2023	5,983,826	–	7,598,807	–	1,603,837	992,458	161.42	123.18	365,238	96.5
2022	5,810,187	–	7,100,961	–	1,958,112	2,282,919	142.03	108.70	224,886	95.1
2021	5,435,625	–	7,471,943	–	1,889,803	2,490,130	129.52	101.26	403,837	92.8
2020	5,130,406	5,370,502	5,319,126	5,606,083	2,196,253	2,287,992	104.46	90.45	246,355	94.9

(1) The dollar amounts reported in columns (b1) and (b2) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Mr. Marchioni served as PEO during 2024, 2023, 2022 and 2021. During 2020, Gregory E. Murphy served as PEO until January 31, 2020, after which time Mr. Marchioni was appointed as PEO. Mr. Murphy served as our Executive Chairman from February 1, 2020 through December 31, 2020. Consistent with SEC rules, we have included Mr. Murphy’s total 2020 compensation, including his compensation for service as Executive Chairman from February 1, 2020 through December 31, 2020, as reflected in Mr. Murphy’s total compensation amount set forth in columns (b2) and (c2). No relationship can be drawn between PEO (c2) and performance measures because Mr. Murphy was only a PEO for one month of the reported disclosure period.

(2) Consistent with SEC rules, we made the following adjustments to the SCT totals for NEOs to calculate CAP amounts:

◾	Deducted the actuarial increase in the present value of each applicable NEO’s pension benefits under SICA’s defined benefit pension plans, which represented changes in pension values primarily attributable to an increase in the discount rate used to calculate present value and the use of the most-recently released mortality tables. See tables below for quantitative detail for the PEOs and non-PEO NEOs.

◾	Added changes in pension values attributable to current years’ service and any change in pension value attributable to plan amendments made during each fiscal year. Our pension plan is closed to new entrants and existing participants ceased accruing benefits after March 31, 2016. There were no amendments to the pension plan in each fiscal year that changed that pension value.

◾	Deducted the grant date fair values for the performance-based restricted stock unit (“RSU”) and performance-based cash incentive unit (“CIU”) awards granted to the NEOs. See tables below for quantitative detail for the PEOs and non-PEO NEOs.

◾	Added the fair values of performance-based RSU (and related accrued dividend equivalent units) and performance-based CIU awards granted to the NEOs in each year, valued as of each fiscal year end. See tables below for quantitative detail for the PEO and non-PEO NEOs.
◾	Added the year-over-year change in fair value of the prior years’ unvested performance-based RSU (and related accrued dividend equivalent units) and performance-based CIU awards, and the awards that vested during each fiscal year. See tables below for quantitative detail for the PEO and non-PEO NEOs.

Additionally, assumptions made in the valuation of the 2024, 2023, 2022, 2021, and 2020 grants of performance-based RSU awards, and the 2024, 2023, 2022, 2021, and 2020 grants of performance-based CIU awards that differ materially from those disclosed as of the grant date of such awards include adjustment of:

◾	Selective’s common stock price per share and reinvested dividends to reflect the measurement date value (instead of the common stock price per share and reinvested dividends at grant date). Measurement date represents each fiscal year end or the date of vesting for those awards that vested in each fiscal year.

◾	Per unit values for the performance-based CIU awards for the TSR value at the measurement date (instead of using the initial per unit value of $100).

◾	The peer group multiplier for CIU awards to reflect the Monte Carlo valuation received at the measurement date, recorded on a one-quarter lag (instead of using the initial peer group multiplier of 100%).

(3) The following table reconciles SCT Total for PEO (b1) to Total CAP to PEO (c1):

PEO (c1):	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
SCT Total ($) (A)	6,314,664	5,983,826	5,810,187	5,435,625	5,130,406
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	–	130,795	–	–	239,169
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	3,979,260	2,764,181	2,628,160	2,124,100	1,648,685
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	4,044,688	3,264,588	3,420,746	3,075,273	1,810,867
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(496,125)	1,001,299	584,812	1,093,366	244,246
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(70,828)	244,070	(86,623)	(8,221)	21,461
Total CAP (A - B + C - D + E + F + G)	5,813,139	7,598,807	7,100,961	7,471,943	5,319,126

(a) The table below shows information on performance-based RSU awards and performance-based CIU awards previously granted to PEO (c1).

PEO (c1):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2024
RSUs	2,864,620	(186,201)	(70,828)	2,607,591
CIUs	1,180,068	(309,924)	–	870,144
Total	4,044,688	(496,125)	(70,828)	3,477,735
2023
RSUs	2,071,218	696,533	244,070	3,011,821
CIUs	1,193,370	304,766	–	1,498,136
Total	3,264,588	1,001,299	244,070	4,509,957
2022
RSUs	2,310,409	406,192	(86,623)	2,629,977
CIUs	1,110,337	178,620	–	1,288,957
Total	3,420,746	584,812	(86,623)	3,918,934
2021
RSUs	2,052,416	598,684	(36,748)	2,614,352
CIUs	1,022,857	494,682	28,527	1,546,066
Total	3,075,273	1,093,366	(8,221)	4,160,419
2020
RSUs	1,255,857	117,570	54,475	1,427,902
CIUs	555,010	126,676	(33,014)	648,673
Total	1,810,867	244,246	21,461	2,076,575

(4) The following table reconciles SCT Total for PEO (b2) to Total CAP to PEO (c2):

PEO (c2):	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
SCT Total ($) (A)	n/a	n/a	n/a	n/a	5,370,502
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	n/a	n/a	n/a	n/a	380,329
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	n/a	n/a	n/a	n/a	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	n/a	n/a	n/a	n/a	2,100,004
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	n/a	n/a	n/a	n/a	2,284,638
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	n/a	n/a	n/a	n/a	395,669
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal ($)(a) (G)	n/a	n/a	n/a	n/a	35,607
Total CAP (A - B + C - D + E + F + G)	n/a	n/a	n/a	n/a	5,606,083

(a) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to PEO (c2).

PEO (c2):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2024
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2023
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2022
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2021
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2020
RSUs	1,599,049	190,096	90,788	1,879,933
CIUs	685,589	205,573	(55,181)	835,981
Total	2,284,638	395,669	35,607	2,715,914

(5) The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. For 2024, the Non-PEO NEOs were Messrs. Brennan, Harnett, Eppers, and Lanza and Ms. Hall. For 2023, the Non-PEO NEOs were Messrs.

Harnett, Lanza, Senia, and Wilcox and Ms. Hall. For 2022, 2021, and 2020, the Non-PEO NEOs were Messrs. Lanza, Senia, and Wilcox, and Ms. Hall.

(6) The following table reconciles Average SCT Total for Non-PEO NEOs (d) to Average CAP to Non-PEO NEOs (e):

Average for Non-PEO NEOs:	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
SCT Total ($) (A)	1,702,268	1,603,837	1,958,112	1,889,803	2,196,253
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	–	29,919	–	–	101,198
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	706,829	615,769	665,944	580,838	637,958
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	722,054	437,329	863,214	835,690	698,107
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(59,313)	132,153	158,607	348,738	120,014
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(9,305)	62,458	(31,070)	(3,263)	12,774
Deducted from CAP: Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)(a) (H)	–	597,631(b)	–	–	–
Total CAP (A - B + C - D + E + F + G - H)	1,648,875(d)	992,458(c)	2,282,919	2,490,130	2,287,992

(a) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to the Non-PEO NEOs.

	Average for Non-PEO NEOs:
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2024
RSUs	573,649	(21,576)	(9,305)	–	542,768
CIUs	148,405	(37,737)	–	–	110,668
Total	722,054	(59,313)	(9,305)	–	653,436
2023
RSUs	277,099	90,533	62,458	(399,002)	31,088
CIUs	160,230	41,620	–	(198,629)	3,221
Total	437,329	132,153	62,458	(597,631)	34,309
2022
RSUs	583,518	108,458	(31,070)	–	660,907
CIUs	279,695	50,149	–	–	329,844
Total	863,214	158,607	(31,070)	–	990,751
2021
RSUs	559,612	188,746	(14,317)	–	734,040
CIUs	276,078	159,992	11,054	–	447,124
Total	835,690	348,738	(3,263)	–	1,181,165
2020
RSUs	485,891	55,881	32,425	–	574,197
CIUs	212,216	64,133	(19,651)	–	256,698
Total	698,107	120,014	12,774	–	830,894

(b) Average includes a ($2,988,157) adjustment related to Mr. Wilcox’s forfeited 2021 and 2022 RSU and CIU awards.

(c) Average includes no fair value adjustment related to Mr. Wilcox’s forfeited 2023 RSU and CIU awards and a ($2,988,157) adjustment for his forfeited 2021 and 2022 RSU and CIU awards.

(d) Average includes no 2024 CIU award granted to Mr. Brennan and no fair value adjustment of prior years’ unvested awards related to Mr. Brennan, as there were none.

(7) We used our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. The peer group is a select group of peer companies comprised of Nasdaq-listed companies in SIC Code 6330-6339, Fire, Marine, and Casualty Insurance provided to us by Research Data Group, Inc. The peer group was comprised of the same companies for the 2020-2022 data presented. In 2023, Skyward Specialty Insurance Group, Inc. was added to the peer group and Trean Insurance Group, Inc. and Unico American Corporation were removed from the peer group, as they were both delisted from Nasdaq. In 2024, FG Financial Group Inc. was removed from the peer group, following its merger with FG Group Holdings and resulting formation of Fundamental Global Inc.

Company Selected Measure Name			GAAP Combined Ratio
Named Executive Officers, Footnote

(1) The dollar amounts reported in columns (b1) and (b2) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Mr. Marchioni served as PEO during 2024, 2023, 2022 and 2021. During 2020, Gregory E. Murphy served as PEO until January 31, 2020, after which time Mr. Marchioni was appointed as PEO. Mr. Murphy served as our Executive Chairman from February 1, 2020 through December 31, 2020. Consistent with SEC rules, we have included Mr. Murphy’s total 2020 compensation, including his compensation for service as Executive Chairman from February 1, 2020 through December 31, 2020, as reflected in Mr. Murphy’s total compensation amount set forth in columns (b2) and (c2). No relationship can be drawn between PEO (c2) and performance measures because Mr. Murphy was only a PEO for one month of the reported disclosure period.

(5) The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. For 2024, the Non-PEO NEOs were Messrs. Brennan, Harnett, Eppers, and Lanza and Ms. Hall. For 2023, the Non-PEO NEOs were Messrs.

Harnett, Lanza, Senia, and Wilcox and Ms. Hall. For 2022, 2021, and 2020, the Non-PEO NEOs were Messrs. Lanza, Senia, and Wilcox, and Ms. Hall.

Peer Group Issuers, Footnote

(7) We used our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. The peer group is a select group of peer companies comprised of Nasdaq-listed companies in SIC Code 6330-6339, Fire, Marine, and Casualty Insurance provided to us by Research Data Group, Inc. The peer group was comprised of the same companies for the 2020-2022 data presented. In 2023, Skyward Specialty Insurance Group, Inc. was added to the peer group and Trean Insurance Group, Inc. and Unico American Corporation were removed from the peer group, as they were both delisted from Nasdaq. In 2024, FG Financial Group Inc. was removed from the peer group, following its merger with FG Group Holdings and resulting formation of Fundamental Global Inc.

Adjustment To PEO Compensation, Footnote

(3) The following table reconciles SCT Total for PEO (b1) to Total CAP to PEO (c1):

PEO (c1):	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
SCT Total ($) (A)	6,314,664	5,983,826	5,810,187	5,435,625	5,130,406
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	–	130,795	–	–	239,169
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	3,979,260	2,764,181	2,628,160	2,124,100	1,648,685
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	4,044,688	3,264,588	3,420,746	3,075,273	1,810,867
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(496,125)	1,001,299	584,812	1,093,366	244,246
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(70,828)	244,070	(86,623)	(8,221)	21,461
Total CAP (A - B + C - D + E + F + G)	5,813,139	7,598,807	7,100,961	7,471,943	5,319,126

(a) The table below shows information on performance-based RSU awards and performance-based CIU awards previously granted to PEO (c1).

PEO (c1):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2024
RSUs	2,864,620	(186,201)	(70,828)	2,607,591
CIUs	1,180,068	(309,924)	–	870,144
Total	4,044,688	(496,125)	(70,828)	3,477,735
2023
RSUs	2,071,218	696,533	244,070	3,011,821
CIUs	1,193,370	304,766	–	1,498,136
Total	3,264,588	1,001,299	244,070	4,509,957
2022
RSUs	2,310,409	406,192	(86,623)	2,629,977
CIUs	1,110,337	178,620	–	1,288,957
Total	3,420,746	584,812	(86,623)	3,918,934
2021
RSUs	2,052,416	598,684	(36,748)	2,614,352
CIUs	1,022,857	494,682	28,527	1,546,066
Total	3,075,273	1,093,366	(8,221)	4,160,419
2020
RSUs	1,255,857	117,570	54,475	1,427,902
CIUs	555,010	126,676	(33,014)	648,673
Total	1,810,867	244,246	21,461	2,076,575

(4) The following table reconciles SCT Total for PEO (b2) to Total CAP to PEO (c2):

PEO (c2):	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
SCT Total ($) (A)	n/a	n/a	n/a	n/a	5,370,502
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	n/a	n/a	n/a	n/a	380,329
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	n/a	n/a	n/a	n/a	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	n/a	n/a	n/a	n/a	2,100,004
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	n/a	n/a	n/a	n/a	2,284,638
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	n/a	n/a	n/a	n/a	395,669
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal ($)(a) (G)	n/a	n/a	n/a	n/a	35,607
Total CAP (A - B + C - D + E + F + G)	n/a	n/a	n/a	n/a	5,606,083

(a) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to PEO (c2).

PEO (c2):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2024
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2023
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2022
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2021
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2020
RSUs	1,599,049	190,096	90,788	1,879,933
CIUs	685,589	205,573	(55,181)	835,981
Total	2,284,638	395,669	35,607	2,715,914

Non-PEO NEO Average Total Compensation Amount			$ 1,702,268	$ 1,603,837	$ 1,958,112	$ 1,889,803	$ 2,196,253
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,648,875	992,458	2,282,919	2,490,130	2,287,992
Adjustment to Non-PEO NEO Compensation Footnote

(6) The following table reconciles Average SCT Total for Non-PEO NEOs (d) to Average CAP to Non-PEO NEOs (e):

Average for Non-PEO NEOs:	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
SCT Total ($) (A)	1,702,268	1,603,837	1,958,112	1,889,803	2,196,253
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	–	29,919	–	–	101,198
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	706,829	615,769	665,944	580,838	637,958
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	722,054	437,329	863,214	835,690	698,107
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(59,313)	132,153	158,607	348,738	120,014
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(9,305)	62,458	(31,070)	(3,263)	12,774
Deducted from CAP: Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)(a) (H)	–	597,631(b)	–	–	–
Total CAP (A - B + C - D + E + F + G - H)	1,648,875(d)	992,458(c)	2,282,919	2,490,130	2,287,992

(a) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to the Non-PEO NEOs.

	Average for Non-PEO NEOs:
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2024
RSUs	573,649	(21,576)	(9,305)	–	542,768
CIUs	148,405	(37,737)	–	–	110,668
Total	722,054	(59,313)	(9,305)	–	653,436
2023
RSUs	277,099	90,533	62,458	(399,002)	31,088
CIUs	160,230	41,620	–	(198,629)	3,221
Total	437,329	132,153	62,458	(597,631)	34,309
2022
RSUs	583,518	108,458	(31,070)	–	660,907
CIUs	279,695	50,149	–	–	329,844
Total	863,214	158,607	(31,070)	–	990,751
2021
RSUs	559,612	188,746	(14,317)	–	734,040
CIUs	276,078	159,992	11,054	–	447,124
Total	835,690	348,738	(3,263)	–	1,181,165
2020
RSUs	485,891	55,881	32,425	–	574,197
CIUs	212,216	64,133	(19,651)	–	256,698
Total	698,107	120,014	12,774	–	830,894

(b) Average includes a ($2,988,157) adjustment related to Mr. Wilcox’s forfeited 2021 and 2022 RSU and CIU awards.

(c) Average includes no fair value adjustment related to Mr. Wilcox’s forfeited 2023 RSU and CIU awards and a ($2,988,157) adjustment for his forfeited 2021 and 2022 RSU and CIU awards.

(d) Average includes no 2024 CIU award granted to Mr. Brennan and no fair value adjustment of prior years’ unvested awards related to Mr. Brennan, as there were none.

Compensation Actually Paid vs. Total Shareholder Return

CAP versus Selective TSR

In each of 2023, 2022, 2021, and 2020, Selective’s TSR was positive and markedly outperformed the Peer Group TSR. However, in 2024, Selective’s TSR was negative and trailed the Peer Group TSR. The relationship between CAP to PEO (c1) and Average CAP to Non-PEO NEOs to Selective’s TSR was largely correlated, as both CAP to PEO (c1) and Average CAP to Non-PEO NEOs increased from 2020 to 2021, as Selective’s TSR increased. However, from 2021 to 2022, CAP to PEO (c1) and Average CAP to Non-PEO NEOs decreased, while Selective’s TSR increased. From 2022 to 2023, CAP to PEO (c1) increased as TSR also increased, but Average CAP to Non-PEO NEOs decreased primarily due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO (c1) decreased as TSR also decreased. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above.

Compensation Actually Paid vs. Net Income

CAP versus Selective Net Income

The relationship between CAP to PEO (c1) and Average CAP to Non-PEO NEOs to Selective’s net income was reasonably correlated for 2020 through 2024. CAP to PEO (c1) and Average CAP to Non-PEO NEOs increased as net income increased from 2020 to 2021. CAP to PEO (c1) and Average CAP to Non-PEO NEOs decreased as net income decreased from 2021 to 2022. From 2022 to 2023, CAP to PEO (c1) increased as net income increased, but Average CAP to Non-PEO NEOs decreased primarily due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO (c1) decreased as net income also decreased. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Selective GAAP Combined Ratio

For each of 2023, 2022, 2021, and 2020 Selective generated strong GAAP combined ratio results. However, for 2024, the GAAP combined ratio was adversely impacted primarily by unfavorable prior year casualty reserve development. The relationship between CAP to PEO (c1) and Average CAP to Non-PEO NEOs to Selective’s GAAP combined ratio for 2020 through 2024 was reasonably correlated. CAP to PEO (c1) and Average CAP to Non-PEO NEOs increased as the GAAP combined ratio improved from 2020 to 2021. CAP to PEO (c1) and Average CAP to Non-PEO NEOs decreased for 2021 to 2022 as the GAAP combined ratio weakened. From 2022 to 2023, CAP to PEO (c1) increased modestly due to stock price appreciation as the GAAP combined ratio weakened marginally, while the Average CAP to Non-PEO NEOs decreased, in part due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO (c1) decreased as the combined ratio weakened. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above.

Total Shareholder Return Vs Peer Group

CAP versus Selective TSR

In each of 2023, 2022, 2021, and 2020, Selective’s TSR was positive and markedly outperformed the Peer Group TSR. However, in 2024, Selective’s TSR was negative and trailed the Peer Group TSR. The relationship between CAP to PEO (c1) and Average CAP to Non-PEO NEOs to Selective’s TSR was largely correlated, as both CAP to PEO (c1) and Average CAP to Non-PEO NEOs increased from 2020 to 2021, as Selective’s TSR increased. However, from 2021 to 2022, CAP to PEO (c1) and Average CAP to Non-PEO NEOs decreased, while Selective’s TSR increased. From 2022 to 2023, CAP to PEO (c1) increased as TSR also increased, but Average CAP to Non-PEO NEOs decreased primarily due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO (c1) decreased as TSR also decreased. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above.

Tabular List, Table

Important Financial Performance Measures

The following unranked tabular list sets forth the most important performance measures used by Selective to link CAP for all NEOs to company performance for 2024:

GAAP Combined Ratio
Cumulative non-GAAP operating ROE* / cumulative statutory operating return on policyholders’ surplus
Cumulative policy count growth
Cumulative statutory net premiums written growth
Profitability improvement
Expense management and operational efficiency
Customer experience

* See the Compensation Discussion and Analysis section of this Proxy Statement for a discussion of non-GAAP operating ROE, which is a non-GAAP performance measure.

Total Shareholder Return Amount			$ 154.01	161.42	142.03	129.52	104.46
Peer Group Total Shareholder Return Amount			161.18	123.18	108.7	101.26	90.45
Net Income (Loss)			$ 207,012,000	$ 365,238,000	$ 224,886,000	$ 403,837,000	$ 246,355,000
Company Selected Measure Amount			103	96.5	95.1	92.8	94.9
PEO Name	Gregory E. Murphy	Mr. Marchioni	Mr. Marchioni	Mr. Marchioni	Mr. Marchioni	Mr. Marchioni
Measure:: 1
Pay vs Performance Disclosure
Name			GAAP Combined Ratio
Measure:: 2
Pay vs Performance Disclosure
Name			Cumulative non-GAAP operating ROE* / cumulative statutory operating return on policyholders’ surplus
Measure:: 3
Pay vs Performance Disclosure
Name			Cumulative policy count growth
Measure:: 4
Pay vs Performance Disclosure
Name			Cumulative statutory net premiums written growth
Measure:: 5
Pay vs Performance Disclosure
Name			Profitability improvement
Measure:: 6
Pay vs Performance Disclosure
Name			Expense management and operational efficiency
Measure:: 7
Pay vs Performance Disclosure
Name			Customer experience
Mr. Marchioni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,314,664	$ 5,983,826	$ 5,810,187	$ 5,435,625	$ 5,130,406
PEO Actually Paid Compensation Amount			5,813,139	7,598,807	7,100,961	7,471,943	5,319,126
Mr. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	5,370,502
PEO Actually Paid Compensation Amount			0	0	0	0	5,606,083
Mr. Wilcox [Member] | Adjustment For Equity Awards Forfeited RSU and CIU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,988,157)
PEO | Mr. Marchioni [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(130,795)	0	0	(239,169)
PEO | Mr. Marchioni [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Marchioni [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,979,260)	(2,764,181)	(2,628,160)	(2,124,100)	(1,648,685)
PEO | Mr. Marchioni [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,477,735	4,509,957	3,918,934	4,160,419	2,076,575
PEO | Mr. Marchioni [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,044,688	3,264,588	3,420,746	3,075,273	1,810,867
PEO | Mr. Marchioni [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(496,125)	1,001,299	584,812	1,093,366	244,246
PEO | Mr. Marchioni [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,828)	244,070	(86,623)	(8,221)	21,461
PEO | Mr. Marchioni [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,864,620	2,071,218	2,310,409	2,052,416	1,255,857
PEO | Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(186,201)	696,533	406,192	598,684	117,570
PEO | Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,828)	244,070	(86,623)	(36,748)	54,475
PEO | Mr. Marchioni [Member] | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,607,591	3,011,821	2,629,977	2,614,352	1,427,902
PEO | Mr. Marchioni [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,180,068	1,193,370	1,110,337	1,022,857	555,010
PEO | Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(309,924)	304,766	178,620	494,682	126,676
PEO | Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	28,527	(33,014)
PEO | Mr. Marchioni [Member] | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			870,144	1,498,136	1,288,957	1,546,066	648,673
PEO | Mr. Murphy [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(380,329)
PEO | Mr. Murphy [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Murphy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,100,004)
PEO | Mr. Murphy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,715,914
PEO | Mr. Murphy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,284,638
PEO | Mr. Murphy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							395,669
PEO | Mr. Murphy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							35,607
PEO | Mr. Murphy [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,599,049
PEO | Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							190,096
PEO | Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							90,788
PEO | Mr. Murphy [Member] | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,879,933
PEO | Mr. Murphy [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							685,589
PEO | Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							205,573
PEO | Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(55,181)
PEO | Mr. Murphy [Member] | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							835,981
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(29,919)	0	0	(101,198)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(706,829)	(615,769)	(665,944)	(580,838)	(637,958)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			653,436	34,309	990,751	1,181,165	830,894
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			722,054	437,329	863,214	835,690	698,107
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,313)	132,153	158,607	348,738	120,014
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,305)	62,458	(31,070)	(3,263)	12,774
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(597,631)	0	0	0
Non-PEO NEO | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			573,649	277,099	583,518	559,612	485,891
Non-PEO NEO | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,576)	90,533	108,458	188,746	55,881
Non-PEO NEO | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,305)	62,458	(31,070)	(14,317)	32,425
Non-PEO NEO | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			542,768	31,088	660,907	734,040	574,197
Non-PEO NEO | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			148,405	160,230	279,695	276,078	212,216
Non-PEO NEO | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,737)	41,620	50,149	159,992	64,133
Non-PEO NEO | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	11,054	(19,651)
Non-PEO NEO | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			110,668	3,221	329,844	447,124	256,698
Non-PEO NEO | Fair Value at End of Prior Fiscal Year on Awards Granted Not Meeting Vesting Conditions Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(399,002)	0	0	0
Non-PEO NEO | Fair Value at End of Prior Fiscal Year on Awards Granted Not Meeting Vesting Conditions Cash Incentive Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (198,629)	$ 0	$ 0	$ 0